Loans and Allowance for Credit Losses (Nonaccrual Status of Loans by Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	¥ 1,027,303	¥ 926,575
Nonaccrual loans not requiring an allowance for credit losses	140,534	160,800
Loans held for sale placed on nonaccrual status	326,801	396,331
Commercial | Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	305,247	295,055
Nonaccrual loans not requiring an allowance for credit losses	84,885	89,994
Commercial | Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	258,095	225,572
Nonaccrual loans not requiring an allowance for credit losses	41,402	59,564
Residential
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	38,259	41,101
Nonaccrual loans not requiring an allowance for credit losses	4,234	4,067
Card
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	74,639	72,554
Nonaccrual loans not requiring an allowance for credit losses	0	0
Krungsri
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	313,619	258,511
Nonaccrual loans not requiring an allowance for credit losses	10,004	7,159
Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	37,444	33,782
Nonaccrual loans not requiring an allowance for credit losses	¥ 9	¥ 16